Senior and Other Debt - Additional Information (Detail)	12 Months Ended				12 Months Ended						6 Months Ended					6 Months Ended																	6 Months Ended	12 Months Ended		6 Months Ended			6 Months Ended						12 Months Ended									6 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2011	Jun. 30, 2012 Laminar USD ($)	Jun. 30, 2012 PNC Credit Facility USD ($)	Jun. 30, 2012 Secured Senior Subordinated Promissory Note Laminar USD ($)	Dec. 31, 2012 Wells Fargo SF Credit Facility USD ($)	Jan. 16, 2013 Director PNC Credit Facility USD ($)	Jun. 30, 2012 Director PNC Credit Facility USD ($)	Jun. 30, 2011 Director PNC Credit Facility USD ($)	Dec. 31, 2012 Australia and New Zealand Banking Group Limited USD ($)	Dec. 31, 2012 Australia and New Zealand Banking Group Limited AUD	Dec. 31, 2012 Australia and New Zealand Banking Group Limited NZD	Jun. 30, 2012 Australia and New Zealand Banking Group Limited USD ($)	Jun. 30, 2012 Australia and New Zealand Banking Group Limited AUD	Dec. 31, 2012 Australia and New Zealand Banking Group Limited Working Capital Sub Facility USD ($)	Dec. 31, 2012 Australia and New Zealand Banking Group Limited Working Capital Sub Facility AUD	Jun. 30, 2012 Australia and New Zealand Banking Group Limited Working Capital Sub Facility USD ($)	Jun. 30, 2012 Australia and New Zealand Banking Group Limited Working Capital Sub Facility AUD	Dec. 31, 2012 Australia and New Zealand Banking Group Limited Revolving Credit Facility USD ($)	Dec. 31, 2012 Australia and New Zealand Banking Group Limited Revolving Credit Facility AUD	Jun. 30, 2012 Australia and New Zealand Banking Group Limited Revolving Credit Facility USD ($)	Jun. 30, 2012 Australia and New Zealand Banking Group Limited Revolving Credit Facility AUD	Dec. 31, 2012 Australia and New Zealand Banking Group Limited Sub Facility USD ($)	Dec. 31, 2012 Australia and New Zealand Banking Group Limited Sub Facility AUD	Jun. 30, 2012 Australia and New Zealand Banking Group Limited Sub Facility USD ($)	Jun. 30, 2012 Australia and New Zealand Banking Group Limited Sub Facility AUD	Dec. 31, 2012 Australia and New Zealand Banking Group Limited Minimum Revolving Credit Facility	Dec. 31, 2012 Australia and New Zealand Banking Group Limited Maximum Revolving Credit Facility	Jun. 30, 2012 Australia and New Zealand Banking Group Limited Prime Rate Working Capital Sub Facility	Dec. 31, 2012 Australia Banking Group Limited	Dec. 31, 2012 New Zealand Banking Group Limited	Dec. 31, 2012 Pac-Van PNC Credit Facility USD ($)	Jun. 30, 2012 Pac-Van PNC Credit Facility USD ($)	Jun. 16, 2010 Pac-Van PNC Credit Facility USD ($)	Dec. 31, 2012 Pac-Van Wells Fargo Credit Facility USD ($)	Dec. 31, 2012 Pac-Van Equipment Term Loan USD ($)	Dec. 31, 2012 Pac-Van Term Loan B [Member] USD ($)	Dec. 31, 2012 Pac-Van CapEx Loans USD ($)	Dec. 31, 2012 Pac-Van Minimum Wells Fargo Credit Facility	Dec. 31, 2012 Pac-Van Maximum Wells Fargo Credit Facility	Jun. 30, 2012 Pac-Van Prime Rate PNC Credit Facility	Jun. 16, 2010 Pac-Van Prime Rate PNC Credit Facility	Jun. 16, 2010 Pac-Van Eurodollar Rate PNC Credit Facility	Jun. 30, 2012 Pac-Van Eurodollar Rate One Month Libor PNC Credit Facility	Jun. 30, 2012 Pac-Van Eurodollar Rate Two Month Libor PNC Credit Facility	Jun. 30, 2012 Pac-Van Eurodollar Rate Three Month Libor PNC Credit Facility	Dec. 31, 2012 Pac-Van LIBOR rate Wells Fargo SF Credit Facility	Dec. 31, 2012 Pac-Van LIBOR rate Equipment Term Loan	Dec. 31, 2012 Pac-Van LIBOR rate Term Loan B [Member]	Dec. 31, 2012 Pac-Van LIBOR rate CapEx Loans	Jun. 16, 2010 Pac-Van Standby Letters of Credit PNC Credit Facility USD ($)	Dec. 31, 2012 Pac-Van Standby Letters of Credit Wells Fargo Credit Facility USD ($)	Dec. 31, 2012 Laminar Direct Capital Llc Secured Senior Subordinated Promissory Note USD ($)	Dec. 31, 2012 Southern Frac Wells Fargo SF Credit Facility USD ($)	Sep. 30, 2012 Southern Frac Wells Fargo SF Credit Facility USD ($)	Dec. 31, 2012 Australia [Member] Australia and New Zealand Banking Group Limited	Jun. 30, 2012 Australia [Member] Australia and New Zealand Banking Group Limited	Dec. 31, 2012 New Zealand [Member] Australia and New Zealand Banking Group Limited	Jun. 30, 2012 New Zealand [Member] Australia and New Zealand Banking Group Limited	Dec. 31, 2012 Asia-Pacific Other	Jun. 30, 2012 Asia-Pacific Other	Jun. 30, 2011 Asia-Pacific Other	Jun. 30, 2010 Asia-Pacific Other	Dec. 31, 2012 United States Other	Jun. 30, 2012 United States Other	Jun. 30, 2011 United States Other	Jun. 30, 2010 United States Other
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity				$ 93,500,000							$ 128,900,000	100,000,000	29,400,000	$ 111,771,000	110,000,000	$ 15,561,000	15,000,000	$ 15,242,000	15,000,000			$ 96,530,000	95,000,000	$ 3,112,200	3,000,000	$ 3,048,000	3,000,000									$ 110,000,000	$ 500,000	$ 1,500,000	$ 1,000,000																$ 12,000,000	$ 15,000,000
Line of credit facility, maturity date											June 30, 2014	June 30, 2014	June 30, 2014			November 14, 2014	November 14, 2014																January 16, 2013
Foreign currency exchange rate, translation																																																									1.0374	1.0161	0.7909	0.7840
Borrowings and availability under ANZ credit facility					62,201,000		2,484,000				111,012,000	107,010,000		95,759,000	94,242,000	6,482,000	6,248,000	8,858,000	8,718,000	104,530,000	100,762,000	86,901,000	85,524,000										85,000,000		85,000,000	92,651,000																				2,000,000
Availability under ANZ credit facility					20,701,000		1,748,000				17,897,000	17,252,000		16,012,000	15,758,000																					20,264,000
Interest over the prime rate						3.00%												3.50%	3.50%			2.05%	2.05%					1.85%	2.05%	1.85%	3.17%	2.72%										3.25%	2.75%	3.75%				3.50%	4.00%	7.00%	4.00%
Bank guarantee sub-facility																								1,037,400	1,000,000
Payment of dividends		60.00%	60.00%
Principal amount						15,000,000																																														5,000,000	5,000,000
Borrowings accrue interest at the base rate																																								1.75%	2.25%
Borrowings accrue interest at the LIBOR rate																																								2.75%	3.25%
Increase in borrowings under the credit facility																																				10,000,000
Increase in maximum borrowing capacity under the credit facility																																				120,000,000
Repayment of borrowings																																																						15,000,000
Line of credit facility maturity period																																																							3 years
Line of credit facility, amortization Period																																					24 months		36 months
Other debt	1,132,000	4,790,000
Weighted-average interest rate																																																													6.00%	8.80%	8.10%	12.00%	4.90%	6.30%	6.40%	6.20%
Maturity date	Jun. 30, 2014
Minimum rate of LIBOR						10.00%																																							0.24575%	0.34275%	0.4606%
Prepayment fees to be paid if loans repaid after specific date and prior to another date																																		350,000
Guaranteed of borrowings								6,000,000	8,000,000	10,000,000
Guarantee fee paid					120,000
Percentage of fees paid lower of outstanding borrowing or guarantee amount																																		1.20%
Percentage of guarantee fee					0.30%
Interest rate						LIBOR
Minimum Consolidated EBITDA to be Maintained						$ 28,000,000